Risk Management And Financial Instruments - Realized and Unrealized Gains and Losses Recognized In Consolidated Statement of Operations (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts not designated as instrument hedging	$ 0	$ 18,000,000
Gain / (loss) on derivative financial instruments	(4,000,000)	7,000,000
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts not designated as instrument hedging	(1,000,000)	(18,000,000)
Cross Currency Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts not designated as instrument hedging	0	29,000,000
Foreign Currency Forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts not designated as instrument hedging	0	1,000,000
Interest Rate Cap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain / (loss) on derivative financial instruments	(7,000,000)
Convertible Loan Agreement [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain / (loss) on derivative financial instruments	$ 4,000,000	$ (5,000,000)